Short-term Investments	12 Months Ended
Dec. 31, 2021
Short-term Investments
Short-term Investments
7.	Short-term Investments

As of December 31, 2020 and 2021, the Group’s short-term investments mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2021, the effective yields of short-term investments ranged from 2.25% to 4.40% per annum (2020: 2.52% to 4.10% per annum).

The following is a summary of short-term investments (in thousands):

December 31, 2020
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	13,095,780	177,246	13,273,026

December 31, 2021
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	12,081,868	199,680	12,281,548

During the years ended December 31, 2019, 2020 and 2021, the Group recorded investment income related to short-term investments of RMB657.6 million, RMB580.7 million and RMB639.8 million in the consolidated statements of operations and comprehensive income, respectively.